14. Capital Management	12 Months Ended
Jul. 31, 2019
Notes
14. Capital Management

14.  Capital Management

The Company’s objectives when managing capital are to identify and pursue business opportunities, to maintain financial strength, to protect its ability to meet its on-going liabilities, to continue as a going concern, to maintain creditworthiness and to maximize returns for shareholders over the long term. The Company does not have any externally imposed capital requirements to which it is subject.  The Company's principal source of funds is through the issuance of equity.  Management considers all components of shareholders' equity as capital.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares while minimizing dilution for its existing shareholders.

The Company’s overall strategy with respect to capital risk management remains unchanged from the year ended July 31, 2019.